AB Variable Products Series Fund, Inc.

AB Global Thematic Growth Portfolio

Portfolio of Investments

September 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 93.4%
Information Technology – 25.8%
Communications Equipment – 1.0%
Lumentum Holdings, Inc.(a)	21,210	$1,593,507

Electronic Equipment, Instruments & Components – 3.9%
Flex Ltd.(a)	296,710	3,305,350
Keyence Corp.	6,100	2,851,622

		6,156,972

IT Services – 6.4%
Adyen NV(a) (b)	1,890	3,486,073
Pagseguro Digital Ltd.(a) (c)	42,053	1,585,819
Square, Inc. - Class A(a)	15,491	2,518,062
Visa, Inc. - Class A	13,050	2,609,608

		10,199,562

Semiconductors & Semiconductor Equipment – 6.2%
Cree, Inc.(a)	30,870	1,967,654
Infineon Technologies AG	136,480	3,846,795
NVIDIA Corp.	3,188	1,725,409
NXP Semiconductors NV	18,460	2,303,993

		9,843,851

Software – 6.4%
Dassault Systemes SE	15,980	2,981,582
Microsoft Corp.	14,440	3,037,165
Proofpoint, Inc.(a)	19,364	2,043,870
Zendesk, Inc.(a)	21,600	2,223,072

		10,285,689

Technology Hardware, Storage & Peripherals – 1.9%
Apple, Inc.	26,220	3,036,538

		41,116,119

Health Care – 22.8%
Biotechnology – 1.2%
Abcam PLC	120,250	1,899,213

Health Care Equipment & Supplies – 7.7%
Danaher Corp.	14,430	3,107,212
Koninklijke Philips NV(a)	85,520	4,038,178
STERIS PLC	11,610	2,045,566
West Pharmaceutical Services, Inc.	11,510	3,164,099

		12,355,055

Health Care Providers & Services – 4.2%
Apollo Hospitals Enterprise Ltd.	116,251	3,390,927
Laboratory Corp. of America Holdings(a)	17,421	3,279,852

		6,670,779

Life Sciences Tools & Services – 9.7%
Bio-Rad Laboratories, Inc. - Class A(a)	6,790	3,499,973
Bruker Corp.	40,330	1,603,118
Gerresheimer AG	36,019	4,030,898

Company	Shares	U.S. $ Value
ICON PLC(a)	14,264	$2,725,708
Tecan Group AG	7,140	3,550,831

		15,410,528

		36,335,575

Industrials – 17.2%
Building Products – 4.2%
Kingspan Group PLC(a)	46,610	4,241,801
Trex Co., Inc.(a)	33,360	2,388,576

		6,630,377

Commercial Services & Supplies – 3.3%
Tetra Tech, Inc.	4,859	464,035
TOMRA Systems ASA(a)	41,832	1,812,168
Waste Management, Inc.	26,980	3,053,327

		5,329,530

Electrical Equipment – 6.1%
Rockwell Automation, Inc.	12,700	2,802,636
Schneider Electric SE	22,920	2,848,931
Vestas Wind Systems A/S	25,430	4,109,652

		9,761,219

Machinery – 2.1%
Xylem, Inc./NY	40,070	3,370,688

Professional Services – 1.5%
Recruit Holdings Co., Ltd.	61,000	2,422,636

		27,514,450

Financials – 7.0%
Banks – 2.0%
Erste Group Bank AG(a)	64,790	1,356,728
HDFC Bank Ltd.(a)	121,010	1,775,415

		3,132,143

Capital Markets – 3.6%
MSCI, Inc. - Class A	8,940	3,189,613
Partners Group Holding AG	2,840	2,612,244

		5,801,857

Insurance – 1.4%
AIA Group Ltd.	223,200	2,218,629

		11,152,629

Consumer Discretionary – 6.8%
Auto Components – 1.6%
Aptiv PLC	27,970	2,564,290

Household Durables – 1.1%
TopBuild Corp.(a)	10,050	1,715,435

Internet & Direct Marketing Retail – 1.9%
Alibaba Group Holding Ltd.(a)	82,340	3,022,792

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 2.2%
NIKE, Inc. - Class B	28,180	$3,537,717

		10,840,234

Materials – 6.2%
Chemicals – 6.2%
Chr Hansen Holding A/S	38,150	4,234,878
Ecolab, Inc.	11,870	2,372,101
Koninklijke DSM NV	19,720	3,246,532

		9,853,511

Consumer Staples – 4.3%
Food Products – 1.7%
Kerry Group PLC - Class A	21,250	2,721,817

Household Products – 2.6%
Procter & Gamble Co. (The)	19,860	2,760,341
Unicharm Corp.	31,600	1,413,256

		4,173,597

		6,895,414

Communication Services – 1.7%
Interactive Media & Services – 1.7%
Tencent Holdings Ltd.	39,900	2,694,980

Utilities – 1.6%
Water Utilities – 1.6%
American Water Works Co., Inc.	18,129	2,626,529

Total Common Stocks (cost $95,348,266)		149,029,441

SHORT-TERM INVESTMENTS – 7.2%
Investment Companies – 7.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.05%(d) (e) (f) (cost $11,542,797)	11,542,797	11,542,797

Total Investments – 100.6% (cost $106,891,063)(g)		160,572,238
Other assets less liabilities – (0.6)%		(931,830)

Net Assets – 100.0%		$159,640,408

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	1,869	KRW	2,217,144	11/10/2020	$32,914
Bank of America, NA	CHF	1,413	USD	1,562	12/11/2020	24,624
Bank of America, NA	USD	2,705	AUD	3,701	12/11/2020	(53,692)
Bank of America, NA	USD	4,033	CAD	5,298	12/11/2020	(53,027)
Bank of America, NA	USD	1,481	JPY	155,911	12/11/2020	(1,570)
Bank of America, NA	USD	1,301	SEK	11,370	12/11/2020	(30,524)
Barclays Bank PLC	CNY	1,676	USD	243	12/11/2020	(2,782)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	BRL	3,029	USD	537	10/02/2020	$(2,371)
BNP Paribas SA	USD	547	BRL	3,029	10/02/2020	(7,587)
BNP Paribas SA	BRL	3,029	USD	547	11/04/2020	7,612
BNP Paribas SA	EUR	3,232	USD	3,781	12/11/2020	(14,142)
Citibank, NA	INR	168,909	USD	2,194	10/15/2020	(100,919)
Citibank, NA	EUR	1,518	USD	1,796	12/11/2020	13,137
Citibank, NA	USD	2,640	CNY	18,182	12/11/2020	29,862
Goldman Sachs Bank USA	BRL	2,654	USD	483	10/02/2020	10,889
Goldman Sachs Bank USA	USD	471	BRL	2,654	10/02/2020	2,078
Goldman Sachs Bank USA	USD	335	RUB	25,789	11/19/2020	(4,453)
Goldman Sachs Bank USA	USD	2,041	JPY	216,252	12/11/2020	10,981
JPMorgan Chase Bank, NA	BRL	814	USD	144	10/02/2020	(637)
JPMorgan Chase Bank, NA	USD	151	BRL	814	10/02/2020	(5,966)
JPMorgan Chase Bank, NA	EUR	759	USD	892	12/11/2020	554
Morgan Stanley & Co., Inc.	BRL	1,161	USD	206	10/02/2020	(909)
Morgan Stanley & Co., Inc.	USD	221	BRL	1,161	10/02/2020	(13,783)
Morgan Stanley & Co., Inc.	USD	229	KRW	271,076	11/10/2020	3,314
Morgan Stanley & Co., Inc.	USD	2,164	TWD	62,954	11/18/2020	23,214
Morgan Stanley & Co., Inc.	GBP	884	USD	1,132	12/11/2020	(9,127)
Natwest Markets PLC	BRL	2,350	USD	420	10/02/2020	1,136
Natwest Markets PLC	USD	417	BRL	2,350	10/02/2020	1,840
Natwest Markets PLC	INR	53,507	USD	718	10/15/2020	(8,520)
Natwest Markets PLC	USD	305	INR	23,103	10/15/2020	8,625
Natwest Markets PLC	EUR	19,732	USD	23,459	12/11/2020	288,943
Standard Chartered Bank	INR	25,183	USD	334	10/15/2020	(7,954)
Standard Chartered Bank	USD	578	INR	42,533	10/15/2020	(319)
Standard Chartered Bank	USD	278	CNY	1,910	12/11/2020	1,955
Standard Chartered Bank	USD	3,576	GBP	2,757	12/11/2020	(17,147)
State Street Bank & Trust Co.	CHF	593	USD	652	12/11/2020	6,938
State Street Bank & Trust Co.	CHF	216	USD	235	12/11/2020	(487)
State Street Bank & Trust Co.	EUR	806	USD	951	12/11/2020	4,769
State Street Bank & Trust Co.	USD	679	CHF	629	12/11/2020	5,107
State Street Bank & Trust Co.	USD	1,013	EUR	867	12/11/2020	4,714
State Street Bank & Trust Co.	USD	621	JPY	65,990	12/11/2020	4,777
State Street Bank & Trust Co.	USD	262	MXN	5,632	12/11/2020	(9,195)
State Street Bank & Trust Co.	USD	471	ZAR	7,927	12/11/2020	(1,455)
UBS AG	INR	47,349	USD	641	10/15/2020	(1,694)
UBS AG	HKD	5,106	USD	658	12/11/2020	(236)

						$139,487

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the market value of this security amounted to $3,486,073 or 2.2% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of September 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $56,332,601 and gross unrealized depreciation of investments was $(2,511,939), resulting in net unrealized appreciation of $53,820,662.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

RUB – Russian Ruble

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

COUNTRY BREAKDOWN1

September 30, 2020 (unaudited)

47.0%	United States
8.6%	Netherlands
5.8%	Ireland
4.8%	Denmark
4.0%	Germany
4.7%	Japan
4.1%	Switzerland
4.0%	France
3.6%	China
3.5%	India
1.7%	Hong Kong
1.6%	United Kingdom
1.3%	Norway
0.7%	Other
4.6%	Short-Term

100.0%	Total Investments

[1]

All data are as of September 30, 2020. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.0% or less in the following: Austria and Brazil.

AB Variable Products Series Fund, Inc.

AB Global Thematic Growth Portfolio

September 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2020:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$27,950,047	$13,166,072		$—	$41,116,119
Health Care	25,355,639	10,979,936		—	36,335,575
Industrials	12,079,262	15,435,188		—	27,514,450
Financials	3,189,613	7,963,016		—	11,152,629
Consumer Discretionary	7,817,442	3,022,792		—	10,840,234
Materials	2,372,101	7,481,410		—	9,853,511
Consumer Staples	2,760,341	4,135,073		—	6,895,414
Communication Services	—	2,694,980		—	2,694,980
Utilities	2,626,529	—		—	2,626,529
Short-Term Investments	11,542,797	—		—	11,542,797

Total Investments in Securities	95,693,771	64,878,467	(a)	—	160,572,238
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	487,983		—	487,983
Liabilities:
Forward Currency Exchange Contracts	—	(348,496)		—	(348,496)

Total	$95,693,771	$65,017,954		$—	$160,711,725

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2020 is as follows:

Fund	Market Value 12/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,816	$35,701	$29,974	$11,543	$32